Description of Plan	12 Months Ended
Dec. 31, 2025
001
EBP, Description of Plan [Line Items]
EBP, Description of Plan
1. Description of Plan
The following description of the Plexus Corp. 401(k) Retirement Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering substantially all United States (“U.S.”) employees of Plexus Corp. (“Plexus”, the “Company” or the “Employer”) and affiliated employers, as defined therein. Employees are eligible to participate immediately following their date of hire. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
Contributions
Employee contributions are based on voluntary elections via phone or internet by the participants directing the Company to defer a stated amount from the participant’s compensation. Participants may elect to defer up to 75% of their eligible compensation contributed as pre-tax 401(k), Roth, or after-tax contributions to the Plan. New hires and rehires are subject to the automatic enrollment provisions under the Plan. Unless the new hire/rehire waives enrollment, employees are enrolled with a 4% deferral election, and the deferral election will increase 1% each year up to a maximum of 15% of their annual compensation. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions.
The discretionary Company matching contribution will be determined on an annual basis; however, on a per pay period basis, the Company makes a matching contribution on behalf of each eligible participant equal to 100% of the first 4% of the participant’s compensation contributed to the Plan. Participants are eligible for the matching contribution immediately following their date of hire. Contributions are limited by Section 415(c) of the Internal Revenue Code (the “IRC”).
The Plan permits rollover contributions from other qualified plans; however, rollover contributions are not eligible for the Company matching contribution.
Investment Alternatives
Plan participants may direct their entire account balances in partial percentage increments to any of the various investment options offered by the Plan, which includes the common stock of the Company ("Plexus Corp. Common Stock"). Company contributions are also invested based on participant allocation elections. Participants may change their investment options daily.
Participant Accounts and Allocations
Participant recordkeeping is performed by T. Rowe Price Retirement Plan Services, Inc. ("T. Rowe Price", or the "trustee"). For all investment programs that are mutual funds, T. Rowe Price maintains participant balances on a share method. Participant investments in the T. Rowe Price common trust funds are accounted for on a unit value method.
Each participant’s account is credited with the participant’s contributions, Company matching contributions, and Plan earnings (losses). Transaction fees charged for participant loans and distributions are allocated directly to that participant’s account. Allocations of Plan earnings (losses) are based on participant account balances in relation to total fund account balances, as defined by the Plan document.
Vesting and Distributions
Participants hired on or before January 1, 2024 immediately vest in all contributions made to the Plan. For participants hired after January 1, 2024, participant contributions are fully and immediately vested, and the Company matching contribution is fully vested on a three-year cliff schedule. Participant accounts are distributable, in full or as partial withdrawals, in the form of a lump sum payment or substantially equal installments of cash or in whole shares of Company securities as elected by the participant upon retirement, termination of employment, death, disability, financial hardship, attainment of age 59-1/2, victim of domestic abuse, or if a qualified reservist is called to active military duty. Participant account balances of less than $7,000 are automatically distributed in a single lump sum. In addition, participant accounts can be rolled over into an individual retirement account (“IRA”) or another qualified defined contribution plan. Participant distributions may not be deferred past April 1 following the year in which the participant reaches the age of 72 (73 if you reach age 72 after December 31, 2022). Forfeitures of unclaimed distributions are used to offset Company matching contributions.

Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $1,000 up to a maximum amount equal to the lesser of $50,000 or 50% of their vested account balance. Participants may have a maximum of two loans outstanding against their account at one time. All loans must be repaid within 5 years. Loans are collateralized by the balance in the participant’s account and bear interest at a rate determined by the Plan administrator at the time the loan is executed based on the prevailing rate charged by other lenders for a similar loan.
As of December 31, 2025 and 2024, all outstanding loans bore interest at the prime rate plus 1%. Principal and interest are paid ratably through regular payroll deductions.
Plan Reimbursement Account
As part of the recordkeeping and administrative service fee arrangement with T. Rowe Price, T. Rowe Price reimburses investment fund related revenue received by T. Rowe Price relating to the Plan that is in excess of the agreed upon service fee structure. The reimbursement amounts, if any, are paid to the Plan in a Plan Reimbursement Account. Investment fund related revenue received by T. Rowe Price typically includes Rule 12b-1 fees and service fees paid by the fund or the fund’s affiliates. The Plan Reimbursement Account may be used by the Plan to pay direct and necessary expenses of the Plan; these fees are reflected as appreciation in investments.
For the year ended December 31, 2025, Plan reimbursement revenue was immaterial.